Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2025	Dec 31 2024
Cash flow hedges (note 19)	$106,998	$128,414
Chile VAT receivable	8,077	15,834
Restricted cash for debt service and major maintenance of vessels (a)	15,317	14,305
Fair value of natural gas contracts (note 19)	25,043	23,054
Deposit for catalyst supply	7,595	6,274
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	2,404	3,733
Other	18,448	16,855
Total other assets	189,502	214,089
Less current portion (b)	(40,406)	(30,820)
	$149,096	$183,269